Derivatives Recognized as Hedging Instruments - Summary of Financial Instruments Recognized as Hedging Instruments at Fair Value Though Other Comprehensive Income (Detail) - Cash Flow Hedges [member] - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 7,456	$ 23,539
Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	2,566	20,549
Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 4,890	$ 2,990